Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
Dec. 31, 2013
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Federal statutory tax rate	35.00%
Permanent difference and valuation allowance	(35.00%)
Effective tax rate	0.00%